Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt
Short-Term Debt (Table)

			December 31, 2022
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding

			(in millions)
PLIC	Credit facility	October 2027	$800.0	$—
Total			$800.0	$—

			December 31, 2021
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding

			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial
Services V (UK) Ltd as co-borrowers	Credit facility	November 2023	200.0	—
Total			$800.0	$—

Long-Term Debt (Table)

	December 31, 2022
	Principal	Net unamortized discount, premium and debt issuance costs	Carrying amount

	(in millions)
Non-recourse mortgages and notes payable	$67.1	$0.7	$67.8
Total long-term debt	$67.1	$0.7	$67.8

	December 31, 2021
	Principal	Net unamortized discount, premium and debt issuance costs	Carrying amount

	(in millions)
Non-recourse mortgages and notes payable	$53.8	$0.2	$54.0
Total long-term debt	$53.8	$0.2	$54.0

Future Annual Maturities of Long-Term Debt (Table)

As of December 31, 2022, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2023	$25.3
2024	32.7
2025	0.4
2026	6.5
2027	0.1
Thereafter	2.8
Total future maturities of long-term debt	$67.8